INDEPENDENCE HOLDING COMPANY CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) (USD $) In Thousands, except Per Share data	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Premiums earned:
Premiums earned - Health	$ 74,738	$ 75,822	$ 150,461	$ 137,664
Premiums earned - Life and annuity	9,263	8,792	19,413	17,834
Net investment income	9,633	10,131	19,749	19,502
Fee income	8,328	9,681	15,705	17,241
Net realized investment gains	1,883	1,634	1,681	1,983
Other-than-temporary impairment losses	(165)	(1,039)	(468)	(2,665)
Equity income from AMIC				280
Gain on bargain purchase of AMIC				27,830
Other income	1,845	1,410	3,303	3,112
TOTAL REVENUES	105,525	106,431	209,844	222,781
Insurance benefits, claims and reserves:
Benefits, claims and reserves - Health	50,503	53,252	101,079	96,815
Benefits claims and reserves - Life and annuity	11,654	11,427	25,327	24,692
Selling, general and administrative expenses	36,331	36,390	72,317	67,825
Amortization of deferred acquisition costs	1,758	1,720	3,449	3,038
Interest expense on debt	460	477	917	948
TOTAL EXPENSES	100,706	103,266	203,089	193,318
Income from continuing operations before income taxes	4,819	3,165	6,755	29,463
Income taxes (benefits)	1,355	847	(509)	10,768
Income from continuing operations	3,464	2,318	7,264	18,695
Discontinued operations:
Income (loss) from discontinued operations, net of tax		(55)		(182)
Net income	3,464	2,263	7,264	18,513
(Income) loss from noncontrolling interests in subsidiaries	(424)	(565)	(1,040)	(781)
NET INCOME ATTRIBUTABLE TO IHC	$ 3,040	$ 1,698	$ 6,224	$ 17,732
Basic income per common share:
Income from continuing operations, per basic share	$ 0.19	$ 0.11	$ 0.40	$ 1.17
Income (loss) from discontinued operations, per basic share				$ (0.01)
Basic income per common share	$ 0.19	$ 0.11	$ 0.40	$ 1.16
WEIGHTED AVERAGE SHARES OUTSTANDING	15,835	15,266	15,658	15,303
Diluted income per common share:
Income from continuing operations, per diluted share	$ 0.19	$ 0.11	$ 0.40	$ 1.17
Income (loss) from discontinued operations, per diluted share				$ (0.01)
Diluted income per common share	$ 0.19	$ 0.11	$ 0.40	$ 1.16
WEIGHTED AVERAGE DILUTED SHARES OUTSTANDING	15,848	15,268	15,667	15,306